GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 — GOING CONCERN

The accompanying unaudited consolidated financial statements have been prepared in conformity with US GAAP, which considers our continuation as a going concern. We had a working capital deficiency of $22,897,132, as of September 30, 2025, and a net loss from continuing operations of $1,013,957 for the nine months ended September 30, 2025. As of September 30, 2025, we had an accumulated deficit of $62,782,131. These conditions raise substantial doubt about our ability to continue as a going concern.

Our ability to continue as a going concern is dependent upon our ability to successfully accomplish our business plan and eventually attain profitable operations. The accompanying consolidated financial statements do not include any adjustments that may be necessary if we are unable to continue as a going concern.

In the coming year, our foreseeable cash requirements will relate to the development of business operations and associated expenses. We may experience a cash shortfall and be required to raise additional capital.

Historically, we have mainly relied upon shareholder loans and advances to finance operations and growth. Management may raise additional capital by retaining net earnings, if any, or through future public or private offerings of our stock or loans from private investors, although we cannot assure that we will be able to obtain such financing. Our failure to do so could have a material and adverse effect upon our shareholders and us.

NOTE 3 — GOING CONCERN

The accompanying consolidated financial statements have been prepared in conformity with US GAAP, which considers our continuation as a going concern. We had a working capital deficiency of $21,839,245, as of December 31, 2024, and a net loss from continuing operations of $2,547,354 for the year ended December 31, 2024. As of December 31, 2024, we had an accumulated deficit of $61,644,067. These conditions raise substantial doubt about our ability to continue as a going concern.

Our ability to continue as a going concern is dependent upon our ability to successfully accomplish our business plan and eventually attain profitable operations. The accompanying consolidated financial statements do not include any adjustments that may be necessary if we are unable to continue as a going concern.

In the coming year, our foreseeable cash requirements will relate to the development of business operations and associated expenses. We may experience a cash shortfall and be required to raise additional capital.

Historically, we have mainly relied upon shareholder loans and advances to finance operations and growth. Management may raise additional capital by retaining net earnings, if any, or through future public or private offerings of our stock or loans from private investors, although we cannot assure that we will be able to obtain such financing. Our failure to do so could have a material and adverse effect upon our shareholders and us.